INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The Company has established deferred tax assets and liabilities for the recognition of future deductions or taxable amounts and operating loss carry forward. Deferred tax assts and liabilities for the recognition of future deductions or taxable amounts and operating loss carry forwards. Deferred federal and state income tax expense or benefit is recognized as a result of the change in the deferred tax asset or liability during the year using the currently enacted tax laws and rates that apply to the period in which they are expected to affect taxable income. Valuation allowances are established, if necessary, to reduce deferred tax assets to the amount that will more likely than not be realized.

During the years ended December 31, 2022 and 2021, a reconciliation of income tax benefit at the statutory rate of 31% to income tax benefit at the Company’s effective tax rate is as follows:

	2022	2021
Income tax benefit at statutory rate	$11,648,000	$7,130,000
Change in valuation allowance	(11,648,000)	(7,130,000)

Provision for federal/state income taxes	$–	$–

The income tax provision differs from the expense that would result from applying federal statutory rates to income before income taxes as follows:

	2022			2021

Expected federal statutory income tax provision/rate	$(7,906,850)	(21.0%	)	$(4,830,000)	(21.0%	)
State income taxes, net of federal benefit	(3,765,167)	(10.0%	)	(2,300,000)	(10.0%	)
Other	24,017	0.2%		–	–

Income tax benefit at statutory rate	$(11,648,000)	(30.8%	)	$(7,130,000)	(31.0%	)
Change in valuation allowance	11,648,000	30.8%		7,130,000	31.0%
Provision for income taxes (benefit)	$–	–		$–	–

The Company’s calculation of net operating loss carryforwards:

	As of December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforwards	$18,429,000	$7,130,000
Derivative liability warrants	349,000	–
Total deferred tax assets	18,778,000	7,130,000
Less valuation allowance	(18,778,000)	(7,130,000)
Net deferred tax liabilities	$–	$–

At December 31, 2022, the Company has approximately $59,000,000 of unused net operating loss carry forwards. Unused net operating loss carry forwards may provide future benefits, although there can be no assurance that these net operating losses will be realized in the future. The tax benefits of these loss carry forwards have been fully offset by a valuation allowance. These losses may be used to offset future taxable income and will carry forward indefinitely.